Note I - Related Party (Details) (USD $)	24 Months Ended	12 Months Ended
	Dec. 31, 2011 Monthly Payment to Mr. Colatosti [Member]	Dec. 31, 2011 Chief Financial Officer [Member]	Dec. 31, 2012 Chief Financial Officer [Member]
Note I - Related Party (Details) [Line Items]
Related Party Transaction, Amounts of Transaction	$ 5,000
Salaries, Wages and Officers' Compensation		60,000
Accounts Payable, Related Parties			$ 50,000